Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
The estimated carrying amounts and fair values of the Company’s recorded financial instruments not carried at fair market value are as follows:

	As of December 31, 2016		As of December 31, 2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In millions)
Assets:
Notes receivable, including current portion	$30	$30	$47	$47
Liabilities:
Long-term debt, including current portion — affiliate	618	608	618	553
Long-term debt, including current portion — external	$5,451	$5,435	$5,060	$4,974

Fair Value, Option, Quantitative Disclosures [Table Text Block]
The following table presents the level within the fair value hierarchy for long-term debt, including current portion as of December 31, 2016 and 2015:

	As of December 31, 2016		As of December 31, 2015
	Level 2	Level 3	Level 2	Level 3
	(In millions)
Long-term debt, including current portion	$833	$5,210	$413	$5,114

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents assets and liabilities measured and recorded at fair value on the Company's consolidated balance sheets on a recurring basis and their level within the fair value hierarchy:

	As of December 31, 2016	As of December 31, 2016	As of December 31, 2015
	Fair Value (a)	Fair Value (a)	Fair Value (a)
(In millions)	Level 1	Level 2	Level 2
Derivative assets:
Commodity contracts	$1	$1	$—
Interest rate contracts	—	1	—
Total assets	$1	$2	$—
Derivative liabilities:
Commodity contracts	$—	$1	$2
Interest rate contracts	—	75	98
Total liabilities	$—	$76	$100

(a) There were no assets or liabilities classified as Level 1 as of December 31, 2015. There were no assets or liabilities classified Level 3 as of December 31, 2016 and 2015.